Commitments (Details) ₪ in Millions, $ in Millions	1 Months Ended		2 Months Ended	12 Months Ended
	Mar. 31, 2019 ILS (₪)	Oct. 31, 2016	Apr. 30, 2017 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Jun. 30, 2018 ILS (₪)
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity | $				$ 200
Stipulation shareholder holding percentage				10.00%	10.00%
Commitments to purchase equipment					₪ 452
Period of renew of agreement				5 years
Consideration of sale						₪ 275
Israel Infrastructure Fund [Member]
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity	₪ 200
Stipulation shareholder holding percentage	70.00%
Term of agreement	three years
IBC [Member]
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity	₪ 104
Stipulation shareholder holding percentage	70.00%
Period of loan	10 years
Percentage of issued and outstanding	30.00%
Ownership holding	30.00%
IEC [Member]
Disclosure of contingent liabilities in business combination [line items]
Ownership holding	70.00%
Bottom of range [member] | IBC [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage Indefeasible right of Use (IRU)	10.00%
Consideration of sale	₪ 180
Top of range [member] | IBC [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage Indefeasible right of Use (IRU)	15.00%
Consideration of sale	₪ 200
Golan Agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Termination period of agreement			The termination of the Golan Agreement prior to the lapse of the first 10 years due to a breach by Golan.
Agreed compensation			₪ 600
Loan to Golan			₪ 130
Period of loan			10 years
Loan repayment term			6 Years
Golan Agreement [Member] | Bottom of range [member]
Disclosure of contingent liabilities in business combination [line items]
Annual consideration			₪ 210
Golan Agreement [Member] | Top of range [member]
Disclosure of contingent liabilities in business combination [line items]
Annual consideration			220
Mediterranean Nautilus Ltd. and Mediterranean Nautilus (Israel) Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Term of agreement				The term of the agreement with respect to capacity purchased from TI Sparkle is in effect until May 2032. The Group has the option to terminate agreements with respect to parts of the capacity in 2022 and 2027
Obligation under agreements					₪ 92
Xfone [Member] | Bottom of range [member] | 1st year [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual minimum amounts per agreement terms			20
Xfone [Member] | Top of range [member] | Fifth year [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual minimum amounts per agreement terms			₪ 110
Apple Sales International [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of minimum quantity of iPhone products		three years